Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iShares, Inc.
Prospectus Date	rr_ProspectusDate	Aug. 30, 2019
Document Creation Date	dei_DocumentCreationDate	Jun. 22, 2020